(Active International Allocation Portfolio)
Investment Objective
The Active International Allocation Portfolio (the "Fund") seeks long-term capital appreciation.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 76 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Active International Allocation Portfolio)	Class I	Class A		Class L	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%		none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	none	1.00%	[2]
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%		2.00%	2.00%
[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Fund Shares" for further information about the CDSC waiver categories.
[2]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Active International Allocation Portfolio)		Class I	Class A	Class L	Class C
Advisory Fee		0.65%	0.65%	0.65%	0.65%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.50%	1.00%
Other Expenses		0.49%	0.58%	0.92%	18.41%
Total Annual Fund Operating Expenses	[1]	1.14%	1.48%	2.07%	20.06%
Fee Waiver and/or Expense Reimbursement	[1]	0.24%	0.23%	0.32%	18.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.90%	1.25%	1.75%	2.00%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I, 1.25% for Class A, 1.75% for Class L and 2.00% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (Active International Allocation Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	92	338	604	1,365
Class A	646	947	1,270	2,182
Class L	178	618	1,084	2,375
Class C	303	3,736	6,286	9,970

If You HELD Your Shares
Expense Example, No Redemption - (Active International Allocation Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	92	338	604	1,365
Class A	646	947	1,270	2,182
Class L	178	618	1,084	2,375
Class C	203	3,736	6,286	9,970

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund's Adviser and/or the Fund's "Sub-Adviser," Morgan Stanley Investment Management Company ("MSIM Company"), actively select among developed and emerging countries applying its investment process to determine a country's future economic growth and equity return potential. The Adviser and/or the Sub-Adviser utilize a proprietary top-down framework to quantitatively and qualitatively rank countries relative to one another and relative to their own history. The Adviser's and/or the Sub-Adviser's approach combines a top-down country process with sector allocation and bottom-up stock selection. Under normal market conditions, the Fund invests at least 40% of its total assets in the securities of issuers located outside of the United States.

The Adviser and/or the Sub-Adviser analyze the global economic environment and each country's fundamentals and actively allocate the Fund's assets among countries and sectors located throughout the world (the investment universe is developed markets, including the United States, and emerging markets, including frontier markets). Investment decisions may be implemented through sector, industry and stock-specific allocations within and across markets that best capture the top-down view. Country and sector weightings are based on relative economic, political and social fundamentals, stock valuations and investor sentiment and are a function of the Adviser's and/or the Sub-Adviser's conviction levels, the size of the economy and liquidity. The investment process considers analysis of sustainability with respect to financial strength, environmental and social factors and governance (also referred to as ESG).

Investments are based on fundamental analysis in an effort to identify those equities that stand to benefit most from the Adviser's and/or the Sub-Adviser's current and prospective macro views and that are likely to experience attractive earnings growth prospects as a result of exposure and gearing to those top-down conditions. Investment decisions are implemented by equity positions in sectors, industries, customized baskets and/or individual stocks. The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Adviser and/or the Sub-Adviser generally consider selling a portfolio holding when they determine that the position no longer satisfies their investment criteria.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Returns—Calendar Years

High Quarter	06/30/09	24.16%
Low Quarter	09/30/11	-20.43%

Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Average Annual Total Returns - (Active International Allocation Portfolio)		Past One Year	Past Five Years	Past Ten Years	Since Inception		Inception Date
Class I		24.76%	6.74%	1.58%	6.06%		Jan. 17, 1992
Class I | Return After Taxes on Distributions	[1]	24.36%	6.25%	1.17%	4.84%		Jan. 17, 1992
Class I | Return After Taxes on Distributions and Sale of Fund Shares		14.70%	5.28%	1.29%	4.61%		Jan. 17, 1992
Class A		17.77%	5.21%	0.73%	5.09%		Jan. 02, 1996
Class L		23.80%	5.82%		8.55%		Jun. 14, 2012
Class C		22.42%			2.84%		Apr. 30, 2015
MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)	[2]	27.19%	6.80%	1.84%	6.13%	[3]
Active International Allocation Blend Index (reflects no deduction for fees, expenses or taxes)	[4]	27.19%	8.27%	2.12%	5.93%	[3]
Lipper International Multi-Cap Growth Funds Index (reflects no deduction for taxes)	[5]	28.88%	7.59%	2.71%
[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Returns, including periods prior to January 1, 2001, are calculated using the return data of the MSCI All Country World ex USA Index (gross dividends) through December 31, 2000 and the return data of the MSCI All Country World ex USA Index (net dividends) after December 31, 2000. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index. Effective January 1, 2017, the Fund's primary benchmark changed to MSCI All Country World ex USA Index because the Adviser believes the MSCI All Country World ex USA Index is a more appropriate benchmark for the Fund.
[3]	Since Inception reflects the inception date of Class I.
[4]	The Active International Allocation Blend Index is a performance linked benchmark of the old and new benchmark of the Fund, the old benchmark represented by MSCI EAFE Index (index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada) from the Fund's inception to December 31, 2016 and the new benchmark represented by MSCI AC World Ex USA Index for periods thereafter. It is not possible to invest directly in an index.
[5]	The Lipper International Multi-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Multi-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(Emerging Markets Breakout Nations Portfolio)
Investment Objective
The Emerging Markets Breakout Nations Portfolio (the "Fund") seeks long-term capital appreciation.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 76 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Emerging Markets Breakout Nations Portfolio)	Class I	Class A		Class C		Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%		none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	1.00%	[2]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%		2.00%		2.00%
[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Fund Shares" for further information about the CDSC waiver categories.
[2]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Emerging Markets Breakout Nations Portfolio)		Class I	Class A	Class C	Class IS
Advisory Fee		0.90%	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	1.00%	none
Other Expenses		8.52%	25.98%	24.88%	24.78%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[2]	9.46%	27.17%	26.82%	25.72%
Fee Waiver and/or Expense Reimbursement	[2]	8.29%	25.58%	24.48%	24.58%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.17%	1.59%	2.34%	1.14%
[1]	The Fund may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Fund's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. "Acquired Fund Fees and Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Fund's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2017. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I, 1.55% for Class A, 2.30% for Class C and 1.10% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (Emerging Markets Breakout Nations Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	119	1,997	3,711	7,371
Class A	678	4,888	7,437	10,236
Class C	337	4,608	7,279	10,252
Class IS	116	4,409	7,107	10,243

If You HELD Your Shares
Expense Example, No Redemption - (Emerging Markets Breakout Nations Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	119	1,997	3,711	7,371
Class A	678	4,888	7,437	10,236
Class C	237	4,608	7,279	10,252
Class IS	116	4,409	7,107	10,243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to maximize returns by investing primarily in equity securities in emerging markets, which include frontier emerging markets.

The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. The Adviser allocates the Fund's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To manage risk, the Adviser emphasizes macroeconomic and fundamental research.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser focuses on engaging company management around corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of issuers located in emerging market countries, which include frontier emerging market countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its total assets in the banking industry. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Emerging market or developing countries are countries that major international financial institutions or the Fund's benchmark index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The term "frontier emerging markets" refers to those emerging market countries outside the "mainstream" emerging markets, whose capital markets have traditionally been difficult for foreign investors to enter or are in early stages of capital market and/or economic development. The countries that comprise frontier emerging markets may change from time to time. The Fund may invest in equity securities of companies operating in frontier emerging market countries that exist now and/or in the future. Under normal circumstances, no more than 30% of the Fund's total assets, determined at the time of investment, will be invested in equity securities of issuers located in frontier emerging market countries.

The equity securities in which the Fund may primarily invest include common and preferred stocks, convertible securities and equity-linked securities, rights, warrants, depositary receipts, limited partnership interests and other specialty securities having equity features. The Fund may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts with respect to companies operating in emerging market and frontier emerging market countries and securities of other open- and closed-end investment companies, including exchange-traded funds ("ETFs"). The Fund may hold or have exposure to equity securities of companies in any industry or sector.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs"), structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. The Portfolio's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

  Frontier Emerging Market Securities. Investing in the securities of issuers operating in frontier emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S. issuers. In addition, the risks associated with investing in the securities of issuers operating in emerging market countries are magnified when investing in frontier emerging market countries. These types of investments could be affected by factors not usually associated with investments in U.S. issuers, including risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. These risks and special considerations make investments in companies operating in frontier emerging market countries highly speculative in nature and, accordingly, an investment in the Fund must be viewed as highly speculative in nature and may not be suitable for an investor who is not able to afford the loss of his or her entire investment. To the extent that the Fund invests a significant percentage of its assets in a single frontier emerging market country, the Fund will be subject to heightened risk associated with investing in frontier emerging market countries and additional risks associated with that particular country. From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as such a company and, as an investor in such companies, the Fund will be indirectly subject to those risks.

  Banking Industry. Investment opportunities in many frontier emerging markets may be concentrated in the banking industry. Based on the Fund's investment restriction regarding concentration, the Fund, at all times, will be required to invest 25% or more of its total assets in the securities of issuers in the banking industry. As a result, the Fund may have a high concentration of investments in the banking industry. The banking industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. Adverse developments in these conditions can have a greater adverse effect on the banking industry of a frontier emerging market economy than on other industries of its economy. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the banking industry. Because the Fund's investments will be concentrated in the banking industry, factors that have an adverse impact on this industry may have a disproportionate impact on the Fund's performance.

  Investment Company Securities. Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of closed-end investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity's expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Returns—Calendar Years

High Quarter	3/31/17	7.29%
Low Quarter	9/30/17	3.65%

Average Annual Total Returns (for the calendar period ended December 31, 2017)
Average Annual Total Returns - (Emerging Markets Breakout Nations Portfolio)		Past One Year	Since Inception		Inception Date
Class I		22.44%	23.14%		Dec. 15, 2016
Class I | Return After Taxes on Distributions	[1]	20.70%	21.47%		Dec. 15, 2016
Class I | Return After Taxes on Distributions and Sale of Fund Shares		13.15%	17.12%		Dec. 15, 2016
Class A		15.62%	16.49%		Dec. 15, 2016
Class C		20.09%	21.73%		Dec. 15, 2016
Class IS		22.47%	23.18%		Dec. 15, 2016
MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)	[2]	37.28%	36.36%	[3]
Lipper Emerging Market Funds Index (reflects no deduction for taxes)	[4]	35.56%	34.29%	[3]
[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 24 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of the Fund.
[4]	The Lipper Emerging Market Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Market Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(Emerging Markets Leaders Portfolio)
Investment Objective
The Emerging Markets Leaders Portfolio (the "Fund") seeks long-term capital appreciation.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 76 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Emerging Markets Leaders Portfolio)	Class I	Class A		Class C		Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%		none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	1.00%	[2]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%		2.00%		2.00%
[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Fund Shares" for further information about the CDSC waiver categories.
[2]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Emerging Markets Leaders Portfolio)		Class I	Class A	Class C	Class IS
Advisory Fee		0.90%	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	1.00%	none
Other Expenses		0.53%	0.86%	0.90%	0.52%
Total Annual Fund Operating Expenses	[1]	1.43%	2.01%	2.80%	1.42%
Fee Waiver and/or Expense Reimbursement	[1]	0.31%	0.46%	0.50%	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.12%	1.55%	2.30%	1.10%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I, 1.55% for Class A, 2.30% for Class C and 1.10% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (Emerging Markets Leaders Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	114	422	752	1,686
Class A	674	1,080	1,511	2,705
Class C	333	821	1,435	3,092
Class IS	112	418	746	1,674

If You HELD Your Shares
Expense Example, No Redemption - (Emerging Markets Leaders Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	114	422	752	1,686
Class A	674	1,080	1,511	2,705
Class C	233	821	1,435	3,092
Class IS	112	418	746	1,674

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Company ("MSIM Company"), seek to achieve the Fund's investment objective by investing primarily in equity securities of companies located in emerging market countries.

The Adviser and/or Sub-Adviser generally use a fundamental bottom-up stock selection process informed by macro thematic research on overall emerging markets. The Adviser and/or Sub-Adviser will employ this consistent and targeted approach seeking companies they expect to become leading companies in emerging markets as well as developed country domiciled companies where a large portion of the companies' growth is taking place in emerging market countries. The Adviser and/or Sub-Adviser seek to construct a focused portfolio of equity securities designed to take advantage of thematic opportunities in emerging markets by seeking to invest in companies that they believe have the potential to outperform emerging markets generally over the long-term.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Adviser and/or Sub-Adviser generally consider selling an investment when they determine the company no longer satisfies their investment criteria.

The equity securities in which the Fund may primarily invest include common and preferred stocks, convertible securities, rights, warrants, depositary receipts, limited partnership interests and other specialty securities having equity features. The Fund may hold or have exposure to equity securities of companies of any size, including small and medium capitalization companies, and to companies in any industry or sector.

For purposes of maintaining exposure of at least 80% of the Fund's assets to equity securities of companies located in emerging market countries, the Fund may also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts with respect to companies located in emerging market countries.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs"), structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives . A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Pursuant to an agreement and plan of reorganization, between the Company, on behalf of the Fund, and Morgan Stanley Emerging Markets Leaders Fund (Cayman) LP, a private fund managed by the Adviser (the "Private Fund"), at open of business on January 6, 2015, the Fund acquired substantially all of the assets and liabilities of the Private Fund in exchange for shares of the Fund (the "Emerging Markets Leaders Reorganization"). The Private Fund commenced operations on June 30, 2011, and had an investment objective, policies, and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Private Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"), which, if applicable, may have adversely affected its performance.

The Fund adopted the performance history of the Private Fund. As a result, the historical performance information shown below reflects, for the periods prior to the Emerging Markets Leaders Reorganization, the historical performance of the Private Fund. The performance of the Private Fund has been restated to reflect any applicable sales charge but is otherwise not adjusted to reflect differences in expenses between the Private Fund and each Class, as applicable.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's Class I shares' performance from year to year and by showing how the Fund's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Returns—Calendar Years	[1]

High Quarter	03/31/12	13.89%
Low Quarter	12/31/16	-10.21%

Average Annual Total Returns (for the calendar periods ended December 31, 2017)	[2]
Average Annual Total Returns - (Emerging Markets Leaders Portfolio)		Past One Year	Past Five Years	Since Inception		Inception Date
Class I	[1]	26.01%	4.41%	4.48%		Jun. 30, 2011
Class I | Return After Taxes on Distributions	[1],[2]	25.89%	4.35%	4.44%		Jun. 30, 2011
Class I | Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.14%	3.48%	3.54%		Jun. 30, 2011
Class A	[1]	18.82%	3.03%	3.42%		Jun. 30, 2011
Class C		23.53%		4.83%		Apr. 30, 2015
Class IS	[1]	26.02%	4.42%	4.49%		Jun. 30, 2011
MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)	[3]	37.28%	4.35%	2.62%	[4]
Lipper Emerging Market Funds Index (reflects no deduction for taxes)	[5]	35.56%	4.54%	3.10%	[4]
[1]	Performance shown for the Fund's Class I, Class A and Class IS shares reflects the performance of the limited partnership interests of the Private Fund for periods prior to the Emerging Markets Leaders Reorganization, adjusted to reflect any applicable sales charge of the Class, but not adjusted for any other differences in expenses. If adjusted for other expenses, returns would be different.
[2]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[3]	The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 24 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[4]	Since Inception reflects the inception date of Class I.
[5]	The Lipper Emerging Market Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Market Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(Emerging Markets Portfolio)
Investment Objective
The Emerging Markets Portfolio (the "Fund") seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 76 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Emerging Markets Portfolio)	Class I	Class A		Class L	Class C		Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%		none	none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	none	1.00%	[2]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%		2.00%	2.00%		2.00%
[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Fund Shares" for further information about the CDSC waiver categories.
[2]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Emerging Markets Portfolio)		Class I	Class A	Class L	Class C	Class IS
Advisory Fee		0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		0.29%	0.37%	1.01%	0.52%	0.20%
Total Annual Fund Operating Expenses	[1]	1.07%	1.40%	2.54%	2.30%	0.98%
Fee Waiver and/or Expense Reimbursement	[1]	0.03%	0.03%	0.64%	0.15%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.04%	1.37%	1.90%	2.15%	0.95%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I, 1.40% for Class A, 1.90% for Class L, 2.15% for Class C and 0.95% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (Emerging Markets Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	106	337	587	1,303
Class A	657	942	1,248	2,114
Class L	193	730	1,293	2,828
Class C	318	704	1,217	2,624
Class IS	97	309	539	1,199

If You HELD Your Shares
Expense Example, No Redemption - (Emerging Markets Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	106	337	587	1,303
Class A	657	942	1,248	2,114
Class L	193	730	1,293	2,828
Class C	218	704	1,217	2,624
Class IS	97	309	539	1,199

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Company ("MSIM Company"), seek to maximize returns by investing primarily in growth-oriented equity securities in emerging markets.

The Adviser's and Sub-Adviser's investment approach combines top-down country allocation with bottom-up stock selection. The Adviser and Sub-Adviser allocate the Fund's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Adviser and/or Sub-Adviser generally consider selling an investment when they determine the company no longer satisfies their investment criteria.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Returns—Calendar Years

High Quarter	06/30/09	35.03%
Low Quarter	12/31/08	-29.79%

Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Average Annual Total Returns - (Emerging Markets Portfolio)		Past One Year	Past Five Years	Past Ten Years	Since Inception		Inception Date
Class I		34.97%	4.13%	0.50%	8.21%		Sep. 25, 1992
Class I | Return After Taxes on Distributions	[1]	34.95%	3.72%	0.16%	7.44%		Sep. 25, 1992
Class I | Return After Taxes on Distributions and Sale of Fund Shares		20.12%	3.30%	0.49%	7.05%		Sep. 25, 1992
Class A		27.45%	2.69%	(0.32%)	6.90%		Jan. 02, 1996
Class L		33.80%	3.25%		3.95%		Apr. 27, 2012
Class C		32.45%			5.53%		Apr. 30, 2015
Class IS		35.09%			5.54%		Sep. 13, 2013
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[2]	37.28%	4.35%	1.68%	8.00%	[3]
Lipper Emerging Market Funds Index (reflects no deduction for taxes)	[4]	35.56%	4.54%	1.49%
[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 24 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Returns, including periods prior to January 1, 2001, are calculated using the return data of the MSCI Emerging Markets Index (gross dividends) through December 31, 2000 and the return data of the MSCI Emerging Markets Net Index (net dividends) after December 31, 2000. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of Class I.
[4]	The Lipper Emerging Market Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Market Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(Emerging Markets Small Cap Portfolio)
Investment Objective
The Emerging Markets Small Cap Portfolio (the "Fund") seeks long-term capital appreciation.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 76 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Emerging Markets Small Cap Portfolio)	Class I	Class A		Class C		Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%		none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	1.00%	[2]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%		2.00%		2.00%
[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Fund Shares" for further information about the CDSC waiver categories.
[2]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Emerging Markets Small Cap Portfolio)		Class I	Class A	Class C	Class IS
Advisory Fee		1.25%	1.25%	1.25%	1.25%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	1.00%	none
Other Expenses		1.33%	10.88%	18.23%	18.22%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[2]	2.62%	12.42%	20.52%	19.51%
Fee Waiver and/or Expense Reimbursement	[2]	0.97%	10.38%	17.73%	17.87%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.65%	2.04%	2.79%	1.64%
[1]	The Fund may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Fund's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. "Acquired Fund Fees and Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Fund's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2017. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.65% for Class I, 2.00% for Class A, 2.75% for Class C and 1.60% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (Emerging Markets Small Cap Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	168	722	1,304	2,882
Class A	721	2,968	4,894	8,589
Class C	382	3,851	6,398	10,015
Class IS	167	3,636	6,171	9,912

If You HELD Your Shares
Expense Example, No Redemption - (Emerging Markets Small Cap Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	168	722	1,304	2,882
Class A	721	2,968	4,894	8,589
Class C	282	3,851	6,398	10,015
Class IS	167	3,636	6,171	9,912

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to achieve the Fund's investment objective by investing primarily in equity securities of small capitalization companies operating in emerging markets.

The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. The Adviser allocates the Fund's assets among emerging markets based on relative economic, political and social fundamentals and investor sentiment. To manage risk, the Adviser emphasizes macroeconomic and fundamental research. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser focuses on engaging company management around corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.

Under normal market conditions, at least 80% of the Fund's assets will be invested in equity securities of small capitalization companies operating in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes.

A company is considered to be a small capitalization company if it has a total market capitalization at the time of purchase of $3.5 billion or less.

Emerging market or developing countries are countries that major international financial institutions or the Fund's benchmark index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. For purposes of the Fund's 80% policy, emerging market countries will include frontier emerging market countries.

The term "frontier emerging markets" refers to those emerging market countries outside the "mainstream" emerging markets, whose capital markets have traditionally been difficult for foreign investors to enter or are in early stages of capital market and/or economic development. Frontier emerging market countries in which the Fund currently may invest include Argentina, Bahrain, Bangladesh, Botswana, Bulgaria, Croatia, Ecuador, Egypt, Estonia, Georgia, Ghana, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Laos, Latvia, Lebanon, Lithuania, Mauritius, Morocco, Namibia, Nigeria, Oman, Pakistan, Panama, Qatar, Romania, Saudi Arabia, Serbia, Slovenia, Sri Lanka, Trinidad & Tobago, Tunisia, Ukraine, United Arab Emirates and Vietnam. The countries that comprise frontier emerging markets may change from time to time.

The equity securities in which the Fund may primarily invest include common and preferred stocks, convertible securities and equity-linked securities, rights, warrants, depositary receipts, limited partnership interests and other specialty securities having equity features. The Fund may hold or have exposure to equity securities of companies in any industry or sector.

For purposes of maintaining exposure of at least 80% of the Fund's assets to equity securities of small capitalization companies operating in emerging market countries, the Fund may also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts with respect to small capitalization companies operating in emerging market countries, and derivative instruments as described herein.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. the Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs"), structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

  Small Capitalization Companies. Investments in small capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives . A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Returns—Calendar Years

High Quarter	03/31/17	11.78%
Low Quarter	12/31/16	-11.30%

Average Annual Total Returns (for the calendar period ended December 31, 2017)
Average Annual Total Returns - (Emerging Markets Small Cap Portfolio)		Past One Year	Since Inception		Inception Date
Class I		34.29%	15.25%		Dec. 15, 2015
Class I | Return After Taxes on Distributions	[1]	33.19%	14.73%		Dec. 15, 2015
Class I | Return After Taxes on Distributions and Sale of Fund Shares		20.28%	11.85%		Dec. 15, 2015
Class A		26.71%	11.84%		Dec. 15, 2015
Class C		31.70%	13.95%		Dec. 15, 2015
Class IS		34.29%	15.25%		Dec. 15, 2015
MSCI Emerging Markets Small Cap Net Index (reflects no deduction for fees, expenses or taxes)	[2]	33.84%	19.18%	[3]
Lipper Emerging Market Funds Index (reflects no deduction for taxes)	[4]	35.56%	23.40%	[3]
[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The MSCI Emerging Markets Small Cap Net Index is a free float-adjusted market capitalization weighted index that is designed to measure small cap equity market performance of emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of the Fund.
[4]	The Lipper Emerging Market Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Market Funds classification. There are currently 30 funds represented in this Index. It is not possible to invest directly in an index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(Frontier Markets Portfolio)
Investment Objective
The Frontier Markets Portfolio (the "Fund") seeks long-term capital appreciation.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 76 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Frontier Markets Portfolio)	Class I	Class A		Class L	Class C		Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%		none	none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	none	1.00%	[2]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%		2.00%	2.00%		2.00%
[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Fund Shares" for further information about the CDSC waiver categories.
[2]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Frontier Markets Portfolio)		Class I	Class A	Class L	Class C	Class IS
Advisory Fee		1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		0.48%	0.55%	0.76%	0.56%	0.44%
Total Annual Fund Operating Expenses	[1]	1.73%	2.05%	2.76%	2.81%	1.69%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	0.06%	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.73%	2.05%	2.70%	2.81%	1.69%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.85% for Class I, 2.20% for Class A, 2.70% for Class L, 2.95% for Class C and 1.80% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (Frontier Markets Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	176	545	939	2,041
Class A	722	1,134	1,570	2,779
Class L	273	851	1,454	3,085
Class C	384	871	1,484	3,138
Class IS	172	533	918	1,998

If You HELD Your Shares
Expense Example, No Redemption - (Frontier Markets Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	176	545	939	2,041
Class A	722	1,134	1,570	2,779
Class L	273	851	1,454	3,085
Class C	284	871	1,484	3,138
Class IS	172	533	918	1,998

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to maximize returns by investing primarily in growth-oriented equity securities in frontier emerging markets.

The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. The Adviser allocates the Fund's assets among frontier emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To manage risk, the Adviser emphasizes macroeconomic and fundamental research.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser focuses on engaging company management around corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies operating in frontier emerging market countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes.

The Fund may also invest in emerging market securities. The equity securities in which the Fund may primarily invest include common and preferred stocks, convertible securities, rights, warrants, depositary receipts, limited partnership interests and other specialty securities having equity features. The Fund may hold or have exposure to equity securities of companies of any size, including small and medium capitalization companies, and to companies in any industry or sector. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its total assets in the banking industry. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The term "frontier emerging markets" refers to those emerging market countries outside the "mainstream" emerging markets, whose capital markets have traditionally been difficult for foreign investors to enter or are in early stages of capital market and/or economic development. Frontier emerging market countries in which the Fund currently may invest include Argentina, Bahrain, Bangladesh, Botswana, Bulgaria, Croatia, Ecuador, Egypt, Estonia, Georgia, Ghana, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Laos, Latvia, Lebanon, Lithuania, Mauritius, Morocco, Namibia, Nigeria, Oman, Pakistan, Panama, Qatar, Romania, Saudi Arabia, Serbia, Slovenia, Sri Lanka, Trinidad & Tobago, Tunisia, Ukraine, United Arab Emirates and Vietnam. The countries that comprise frontier emerging markets may change from time to time. The Fund may invest in equity securities of companies operating in frontier emerging market countries that exist now and/or in the future.

For purposes of maintaining exposure of at least 80% of the Fund's assets to equity securities of companies operating in frontier emerging market countries, the Fund may also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts with respect to companies operating in frontier emerging market countries, securities of other open- and closed-end investment companies, including exchange-traded funds ("ETFs"), and derivative instruments as described herein.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs"), structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  Frontier Emerging Market Securities. Investing in the securities of issuers operating in frontier emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S. issuers. In addition, the risks associated with investing in the securities of issuers operating in emerging market countries are magnified when investing in frontier emerging market countries. These types of investments could be affected by factors not usually associated with investments in U.S. issuers, including risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. These risks and special considerations make investments in companies operating in frontier emerging market countries highly speculative in nature and, accordingly, an investment in the Fund must be viewed as highly speculative in nature and may not be suitable for an investor who is not able to afford the loss of his or her entire investment. To the extent that the Fund invests a significant percentage of its assets in a single frontier emerging market country, the Fund will be subject to heightened risk associated with investing in frontier emerging market countries and additional risks associated with that particular country. A government of a frontier emerging market country may limit or cause delay in the convertibility or repatriation of its currency and therefore could adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as such a company and, as an investor in such companies, the Fund will be indirectly subject to those risks. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. In addition, a substantial portion of the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

  Banking Industry. Investment opportunities in many frontier emerging markets may be concentrated in the banking industry. Based on the Fund's investment restriction regarding concentration, the Fund, at all times, will be required to invest 25% or more of its total assets in the securities of issuers in the banking industry. As a result, the Fund may have a high concentration of investments in the banking industry. The banking industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. Adverse developments in these conditions can have a greater adverse effect on the banking industry of a frontier emerging market economy than on other industries of its economy. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the banking industry. Because the Fund's investments will be concentrated in the banking industry, factors that have an adverse impact on this industry may have a disproportionate impact on the Fund's performance.

  Investment Company Securities. Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of closed-end investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity's expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Pursuant to an agreement and plan of reorganization between the Company, on behalf of the Fund, and Morgan Stanley Frontier Emerging Markets Fund, Inc. (the "Frontier Predecessor Fund"), on September 17, 2012 the Fund acquired all of the assets and liabilities of the Frontier Predecessor Fund in exchange for Class I shares of the Fund (the "Frontier Reorganization"). As a result of the Frontier Reorganization, the Fund is the accounting successor of the Frontier Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Frontier Reorganization, the historical performance of the Frontier Predecessor Fund. The Frontier Predecessor Fund may have performed differently if it were an open-end fund since closed-end funds are generally not subject to the cash flow fluctuations of an open-end fund. In addition, the Fund changed its name from Frontier Emerging Markets Portfolio to Frontier Markets Portfolio effective March 31, 2017.

The bar chart and table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im. or by calling toll-free (800) 548-7786.

[3]
Annual Total Returns—Calendar Years	[4]

High Quarter	06/30/09	32.70%
Low Quarter	03/31/09	-17.42%

Average Annual Total Returns (for the calendar periods ended December 31, 2017)	[4]
Average Annual Total Returns - (Frontier Markets Portfolio)		Past One Year	Past Five Years	Since Inception		Inception Date
Class I	[1]	20.82%	8.89%	2.23%		Aug. 25, 2008
Class I | Return After Taxes on Distributions	[1],[2]	20.82%	8.85%	2.11%		Aug. 25, 2008
Class I | Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.78%	7.16%	1.81%		Aug. 25, 2008
Class A		14.07%	7.37%	8.04%		Sep. 14, 2012
Class L		19.59%	7.85%	8.46%		Sep. 14, 2012
Class C		18.51%		1.97%		Apr. 30, 2015
Class IS		20.83%		3.92%		Feb. 27, 2015
MSCI Frontier Markets Index (reflects no deduction for fees, expenses or taxes)	[3]	31.86%	9.27%	(0.27%)	[4]
Lipper Emerging Market Funds Index (reflects no deduction for taxes)	[5]	35.56%	4.54%	4.43%	[4]
[1]	Performance shown for the Fund's Class I shares reflects the performance of the common shares of the Frontier Predecessor Fund for periods prior to September 17, 2012.
[2]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[3]	The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index currently consists of 29 frontier market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[4]	Since Inception reflects the inception date of Class I.
[5]	The Lipper Emerging Market Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Market Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(Global Franchise Portfolio)
Investment Objective
The Global Franchise Portfolio (the "Fund") seeks long-term capital appreciation.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 76 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Global Franchise Portfolio)	Class I	Class A		Class L	Class C		Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%		none	none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	none	1.00%	[2]	none
[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Fund Shares" for further information about the CDSC waiver categories.
[2]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Global Franchise Portfolio)	Class I	Class A	Class L	Class C	Class IS
Advisory Fee	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and/or Shareholder Service (12b-1) Fee	none	0.25%	0.75%	1.00%	none
Other Expenses	0.20%	0.18%	0.17%	0.20%	0.13%
Total Annual Fund Operating Expenses	0.98%	1.21%	1.70%	1.98%	0.91%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (Global Franchise Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	100	312	542	1,201
Class A	642	889	1,155	1,914
Class L	173	536	923	2,009
Class C	301	621	1,068	2,306
Class IS	93	290	504	1,120

If You HELD Your Shares
Expense Example, No Redemption - (Global Franchise Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	100	312	542	1,201
Class A	642	889	1,155	1,914
Class L	173	536	923	2,009
Class C	201	621	1,068	2,306
Class IS	93	290	504	1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited ("MSIM Limited"), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. Under normal market conditions, the Fund invests in securities of issuers from at least three different countries, which may include the United States.

The Fund's investment process focuses on the sustainability and direction of a company's long term returns on capital. Environmental, social and governance (ESG) considerations are a fundamental and integrated part of this process, as the Adviser and Sub-Adviser believe material weaknesses in any of the ESG areas can potentially threaten the long-term sustainability of a company's returns on capital.

The Adviser and/or Sub-Adviser rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting their investment criteria. The Adviser and/or Sub-Adviser believe that the number of issuers with strong business franchises meeting their criteria may be limited, and accordingly, the Fund may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its total assets in a single issuer. The Fund may also invest in the equity securities of any size company. The Fund's equity investments may include convertible securities.

The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Fund's valuation and/or quality.

The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  Global Franchise Companies. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect global franchise companies and may negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of companies.

  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Returns—Calendar Years

High Quarter	06/30/09	18.11%
Low Quarter	12/31/08	-13.37%

Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Average Annual Total Returns - (Global Franchise Portfolio)		Past One Year	Past Five Years	Past Ten Years	Since Inception		Inception Date
Class I		25.85%	12.18%	8.96%	11.54%		Nov. 28, 2001
Class I | Return After Taxes on Distributions	[1]	24.55%	10.86%	7.99%	10.56%		Nov. 28, 2001
Class I | Return After Taxes on Distributions and Sale of Fund Shares		15.77%	9.54%	7.17%	9.80%		Nov. 28, 2001
Class A		18.97%	10.69%	8.09%	10.87%		Nov. 28, 2001
Class L		24.98%	11.34%		10.18%		Apr. 27, 2012
Class C		23.63%			15.00%		Sep. 30, 2015
Class IS		26.00%			11.88%		May 29, 2015
MSCI World Net Index (reflects no deduction for fees, expenses or taxes)	[2]	22.40%	11.64%	5.03%	6.87%	[3]
Lipper Global Large-Cap Growth Funds Index (reflects no deduction for taxes)	[4]	27.57%	11.37%	4.98%	6.49%	[3]
[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of Class I.
[4]	The Lipper Global Large-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Large-Cap Growth Funds classification. There are currently 10 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(Global Sustain Portfolio)
Investment Objective
The Global Sustain Portfolio (the "Fund") seeks long-term capital appreciation.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 76 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Global Sustain Portfolio)	Class I	Class A		Class L	Class C		Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%		none	none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	none	1.00%	[2]	none
[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Fund Shares" for further information about the CDSC waiver categories.
[2]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Global Sustain Portfolio)		Class I	Class A	Class L	Class C	Class IS
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		2.74%	2.85%	2.84%	2.91%	18.30%
Total Annual Fund Operating Expenses	[2]	3.44%	3.80%	4.29%	4.61%	19.00%
Fee Waiver and/or Expense Reimbursement	[2]	2.54%	2.55%	2.54%	2.61%	18.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.90%	1.25%	1.75%	2.00%	0.85%
[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective April 30, 2018.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I, 1.25% for Class A, 1.75% for Class L, 2.00% for Class C and 0.85% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (Global Sustain Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	92	819	1,570	3,550
Class A	646	1,402	2,176	4,195
Class L	178	1,070	1,975	4,294
Class C	303	1,156	2,117	4,552
Class IS	87	3,510	6,041	9,849

If You HELD Your Shares
Expense Example, No Redemption - (Global Sustain Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	92	819	1,570	3,550
Class A	646	1,402	2,176	4,195
Class L	178	1,070	1,975	4,294
Class C	203	1,156	2,117	4,552
Class IS	87	3,510	6,041	9,849

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited ("MSIM Limited"), seek long-term capital appreciation by investing primarily in equity securities of high-quality companies located throughout the world, including developed and emerging market countries. In seeking to identify high-quality companies, the Adviser and/or Sub-Adviser look for companies that they believe have the returns profile that can underpin compounding, that is, they are able to consistently compound shareholder wealth at attractive rates of return over the long-term. In the Adviser's and/or Sub-Adviser's view, such companies are typically businesses built on dominant market positions, underpinned by powerful, hard to replicate intangible assets and that can generate resilient high cross cycle returns on capital. In addition, the Adviser and/or Sub-Adviser consider high-quality companies to have some or all of the following characteristics: strong managements, resilient revenue streams, pricing power (high gross margins), typically low capital intensity and the opportunity for organic growth.

As an essential and integrated part of the investment process, the Adviser and/or Sub-Adviser seek to engage with management teams to assess relevant factors material to long term sustainable returns including environmental, social and governance (ESG) factors.

The Fund will invest in equities throughout the world. However, investments shall not knowingly include any company whose core business activity involves the following:

a) Tobacco;
b) Alcohol;
c) Adult Entertainment;
d) Gambling;
e) Gas and electric utilities; or
f) Bulk commodities (including but not limited to fossil fuels such as oil, gas and coal as well as metals and mining).

For the purposes of this investment restriction, a "core business activity" is one that accounts for more than 10% of the relevant company's revenue.

The Fund will not invest in any company that has been excluded from the MSCI World ex Controversial Weapons Index due to its involvement with controversial weapons, as defined by that index.

The Adviser and/or Sub-Adviser believe that the number of issuers with high-quality businesses meeting their criteria may be limited, and accordingly, the Fund may concentrate its holdings in a relatively small number of companies. The Fund's equity investments may include convertible securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives . A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year to year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Returns—Calendar Years

High Quarter	03/31/17	9.44%
Low Quarter	09/30/15	-2.66%

Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Average Annual Total Returns - (Global Sustain Portfolio)		Past One Year	Since Inception		Inception Date
Class I		22.86%	10.80%		Aug. 30, 2013
Class I | Return After Taxes on Distributions	[1]	21.07%	9.50%		Aug. 30, 2013
Class I | Return After Taxes on Distributions and Sale of Fund Shares		14.42%	8.41%		Aug. 30, 2013
Class A		16.00%	9.09%		Aug. 30, 2013
Class L		21.80%	9.88%		Aug. 30, 2013
Class C		20.46%	8.72%		Apr. 30, 2015
Class IS		22.91%	10.23%		Sep. 13, 2013
MSCI World Net Index (reflects no deduction for fees, expenses or taxes)	[2]	22.40%	10.67%	[3]
Lipper Global Large-Cap Growth Funds Index (reflects no deduction for taxes)	[4]	27.57%	10.95%	[3]
[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of Class I.
[4]	The Lipper Global Large-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Large-Cap Growth Funds classification. There are currently 10 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(International Equity Portfolio)
Investment Objective
The International Equity Portfolio (the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 76 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (International Equity Portfolio)	Class I	Class A		Class L	Class C		Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%		none	none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	none	1.00%	[2]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%		2.00%	2.00%		2.00%
[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Fund Shares" for further information about the CDSC waiver categories.
[2]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (International Equity Portfolio)		Class I	Class A	Class L	Class C	Class IS
Advisory Fee		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		0.19%	0.26%	0.35%	0.61%	0.11%
Total Annual Fund Operating Expenses	[1]	0.99%	1.31%	1.90%	2.41%	0.91%
Fee Waiver and/or Expense Reimbursement	[1]	0.04%	0.01%	0.10%	0.36%	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.95%	1.30%	1.80%	2.05%	0.91%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I, 1.30% for Class A, 1.80% for Class L, 2.05% for Class C and 0.91% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (International Equity Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	97	311	543	1,209
Class A	650	917	1,205	2,020
Class L	183	587	1,017	2,214
Class C	308	717	1,253	2,719
Class IS	93	290	504	1,120

If You HELD Your Shares
Expense Example, No Redemption - (International Equity Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	97	311	543	1,209
Class A	650	917	1,205	2,020
Class L	183	587	1,017	2,214
Class C	208	717	1,253	2,719
Class IS	93	290	504	1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited ("MSIM Limited"), seek long-term capital appreciation by investing in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection.

Utilizing a bottom-up approach to investing, the Adviser and/or Sub-Adviser look to invest in two types of stocks: attractively priced high quality compounders, companies characterized by their ability to generate sustainably high returns on capital, and value opportunities, which are more cyclical companies with reasonable or improving fundamentals trading at a sufficient discount to intrinsic value.

The Adviser and/or Sub-Adviser conduct in-depth fundamental research on a company by company basis, including close examination of each company's franchise, management and financial characteristics, and consider value criteria with an emphasis on cash flow-based-metrics rather than accounting numbers to assess intrinsic value. The Adviser and/or Sub-Adviser also seek experienced company management teams that have a history of disciplined capital allocation.

The Adviser and/or Sub-Adviser believe that a portfolio consisting of both types of stocks, with the flexibility to adjust the mix dependent on company valuation and prospects, has the potential to generate attractive long-term returns for investors.

The Fund's investment process focuses on the sustainability and direction of a company's long term returns on capital. Environmental, social and governance (ESG) considerations are a fundamental and integrated part of this process, as the Adviser and/or Sub-Adviser believe material weaknesses in any of the ESG areas can potentially threaten the long-term sustainability of a company's returns on capital.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Fund's equity investments may include convertible securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Returns—Calendar Years

High Quarter	06/30/09	18.41%
Low Quarter	09/30/11	-17.04%

Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Average Annual Total Returns - (International Equity Portfolio)		Past One Year	Past Five Years	Past Ten Years	Since Inception		Inception Date
Class I		25.17%	6.84%	2.86%	8.60%		Aug. 04, 1989
Class I | Return After Taxes on Distributions	[1]	24.73%	6.38%	2.32%	7.26%		Aug. 04, 1989
Class I | Return After Taxes on Distributions and Sale of Fund Shares		14.83%	5.38%	2.26%	7.11%		Aug. 04, 1989
Class A		18.23%	5.34%	2.02%	7.40%		Jan. 02, 1996
Class L		24.06%	5.94%		8.28%		Jun. 14, 2012
Class C		22.78%			3.19%		Apr. 30, 2015
Class IS		25.22%			5.20%		Sep. 13, 2013
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[2]	25.03%	7.90%	1.94%	4.83%	[3]
Lipper International Large-Cap Growth Funds Index (reflects no deduction for taxes)	[4]	28.64%	7.45%	2.62%
[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of Class I.
[4]	The Lipper International Large-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

[1]	Performance shown for the Fund's Class I shares reflects the performance of the limited partnership interests of the Private Fund for periods prior to the Emerging Markets Leaders Reorganization.
[2]	Performance shown for the Fund's Class I, Class A and Class IS shares reflects the performance of the limited partnership interests of the Private Fund for periods prior to the Emerging Markets Leaders Reorganization, adjusted to reflect any applicable sales charge of the Class, but not adjusted for any other differences in expenses. If adjusted for other expenses, returns would be different.
[3]	Performance shown for the Fund's Class I shares reflects the performance of the common shares of the Frontier Predecessor Fund for periods prior to September 17, 2012.
[4]	Performance shown for the Fund's Class I shares reflects the performance of the common shares of the Frontier Predecessor Fund for periods prior to September 17, 2012.